Subsequent Events - Additional Information (Detail) $ in Thousands					9 Months Ended
	Oct. 21, 2020 USD ($)	Mar. 02, 2020 USD ($) shares	Feb. 24, 2020 USD ($)	Feb. 14, 2020 USD ($)	Sep. 30, 2020 USD ($) shares	Oct. 31, 2020 Employees
Stock option granted during the period | shares					873,595
Entity Number of Employees | Employees						75
Subsequent Event [Member]
Restructuring Charges	$ 5,500
Subsequent Event [Member] | Restricted Stock Units [Member]
Stock option granted during the period | shares		596,000
Stock option granted vesting period		4 years
Aggregate fair value of stock option granted		$ 2,408
Subsequent Event [Member] | Restricted Stock Units [Member] | Tranche One [Member]
Vesting date		Jan. 15, 2021
NuTech Medical
Agreement cancellation charges paid				$ 1,950	$ 1,950
NuTech Medical | Subsequent Event [Member]
Agreement cancellation charges paid				$ 1,950
Damages awarded			$ 4,000
Loss contingency damages paid			2,000
Loss contingency value of each instalment to be paid			$ 500
Description of the terms of the loss contingency payment			Four quarterly installments
Loss contigency damages payable			$ 2,000